Subsequent Events Disclosure (Details) - USD ($)		1 Months Ended		3 Months Ended
	May 11, 2023	Apr. 30, 2023	Apr. 24, 2023	Mar. 31, 2022
Issuance of common stock for debt conversion including accrued interest and fees, in Shares	630,973	600,000
Convertible into shares of common, fixed price	$ 0.004	$ 0.006
Issuance of common stock for debt conversion including accrued interest and fees	$ 2,524	$ 3,510		$ 2,285,656
1800 Diagonal Lending, convertible note April 24, 2023
Convertible notes interest rate			8.00%
Convertible note amount			$ 70,481
Legal and financing costs			5,481
Net proceeds from debt			$ 65,000
Interest rate, when not paid			22.00%
1800 Diagonal Lending, convertible note April 24, 2023(2)
Convertible notes interest rate			13.00%
Convertible note amount			$ 75,180
Legal and financing costs			10,180
Net proceeds from debt			$ 65,000
Interest rate, when not paid			22.00%